Assets and Liabilities Related to Contracts with Customers - Summary of Unsatisfied Performance Obligations Related to Contract with Customers (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure Of Performance Obligations [Line Items]
Unsatisfied performance obligation	₩ 20,074
Subscription Revenue
Disclosure Of Performance Obligations [Line Items]
Unsatisfied performance obligation	12,017
Licensing Contract
Disclosure Of Performance Obligations [Line Items]
Unsatisfied performance obligation	7,223
Website.Application Development
Disclosure Of Performance Obligations [Line Items]
Unsatisfied performance obligation	₩ 834